Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Liabilities for guarantees narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities for guarantees:
Liability for guarantees	$ 476	$ 418	$ 443
Variable annuities
Liabilities for guarantees:
Liability for guarantees	476	418	443
Variable annuities | In the event of death
Liabilities for guarantees:
Liability for guarantees	67	78	109
Variable annuities | Liability for guarantees related to income benefits
Liabilities for guarantees:
Liability for guarantees	24	21	36
Variable annuities | Guaranteed accumulation benefits
Liabilities for guarantees:
Liability for guarantees	18	18	25
Variable annuities | For cumulative periodic withdrawals
Liabilities for guarantees:
Liability for guarantees	15	14	14
Variable annuities | Other guarantees
Liabilities for guarantees:
Liability for guarantees	$ 352	$ 287	$ 259